Finance receivables (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Finance receivables
Balance - January 1, 2022	$ 7,431,656	$ 7,431,656
Additions	1,021,489	7,805,825
Add: Interest income	568,919	183,037
Less: Interest payments	(597,986)	(149,906)
Less: Principal payments	(526,107)	(203,077)
Effects of foreign exchange	(197,383)	(204,223)
Balance - December 31, 2022	7,431,656	$ 7,434,656
Current	7,187,988
Non-current	907,366
Balance - December 31, 2023	$ 8,095,354